Income Tax - Summary of Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 43,666,636	$ 41,100,511
Research and development credits	5,114,652	4,898,055
Accruals and other	742,045	688,089
Deferred rent	176,893	203,463
Deferred tax assets, gross	49,700,226	46,890,118
Less valuation allowance	(49,700,226)	(46,890,118)
Net deferred tax assets